Note 11 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Net operating loss carryforwards	$ 18,487	$ 17,564
Research credit carryforwards	352	338
Stock-based compensation	2,023	1,928
Section 174 amortization	5,444	1,921
Other	10	68
Deferred tax assets	26,316	21,819
Valuation allowance	(26,316)	(21,819)
Net deferred tax asset	$ 0	$ 0